Fair Value (Gains (Losses) Related to Instruments for which Fair Value Option was Elected) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Financial liabilities:
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	¥ 55,634	¥ (4,961)	¥ (2,893)
Financial liabilities: | Trading account profits (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	55,634	(4,961)	(2,893)
Financial liabilities: | Foreign exchange gains (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Financial liabilities: | Other short-term borrowings
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	5,552	(6,484)	5,194
Financial liabilities: | Other short-term borrowings | Trading account profits (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	5,552	(6,484)	5,194
Financial liabilities: | Other short-term borrowings | Foreign exchange gains (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Financial liabilities: | Long-term debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	50,082	1,523	(8,087)
Financial liabilities: | Long-term debt | Trading account profits (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	50,082	1,523	(8,087)
Financial liabilities: | Long-term debt | Foreign exchange gains (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Financial assets:
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	768,390	353,267	241,815
Financial assets: | Trading account profits (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	(984,605)	(370,238)	837,832
Financial assets: | Foreign exchange gains (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	1,752,995	723,505	(596,017)
Financial assets: | Trading account securities
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	768,390	353,267	241,815
Financial assets: | Trading account securities | Trading account profits (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	(984,605)	(370,238)	837,832
Financial assets: | Trading account securities | Foreign exchange gains (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	¥ 1,752,995	¥ 723,505	¥ (596,017)